Components of other intangible assets subject to amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 95,575	$ 94,855
Finite Lived Intangible Assets Accumulated Amortization	56,556	46,674
Finite-Lived Intangible Assets, Net	39,019	48,181
Core Deposits Member
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Core Deposits, Gross	77,885	77,885
Finite Lived Intangible Assets Accumulated Amortization	51,737	43,627
Finite-Lived Intangible Assets, Net	26,148	34,258
Customer Relationships Member
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Customer Relationships, Gross	17,555	16,835
Finite Lived Intangible Assets Accumulated Amortization	4,712	2,974
Finite-Lived Intangible Assets, Net	12,843	13,861
Other Intangible Assets Member
Finite-Lived Intangible Assets [Line Items]
Other Finite-Lived Intangible Assets, Gross	135	135
Finite Lived Intangible Assets Accumulated Amortization	107	73
Finite-Lived Intangible Assets, Net	$ 28	$ 62